FINANCINGS (Narrative) (Details) - USD ($)	1 Months Ended
	Jun. 30, 2020	May 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Underwritten public offering	2,510,286	5,142,859
Public offering price	$ 1.75	$ 1.75
Underwriter placement fee	125,514	257,143
Proceeds from public offering, gross	$ 4,400,000	$ 9,000,000
Proceeds from public offering, net	$ 3,900,000	$ 8,100,000
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of shares issued	$ 2.25	$ 2.25
Exercisable term of warrant	2.5 Years	2.5 Years
Exercise price of granted issued	$ 2.1875	$ 2.1875
Loan Agreement With Kreos Capital [Member] | Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (%)	0.23%	0.20%
Average standard deviation	80.90%	80.20%